Related Party Transactions and Balances (Details) - Schedule of related party balances ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Related Party Transactions and Balances (Details) - Schedule of related party balances [Line Items]
Due from related parties, Total	¥ 2,211	$ 320	¥ 335
Allowance	(17)	(2)	(135)
Due from related parties, net	2,194	318	200
Due to related parties, Total	3,494	507	2,471
Shanghai Yulin [Member]
Related Party Transactions and Balances (Details) - Schedule of related party balances [Line Items]
Due from related parties, Total	11	2	10
Shanghai Muqing Jiahe [Member]
Related Party Transactions and Balances (Details) - Schedule of related party balances [Line Items]
Due from related parties, Total	8	1	9
AnPac Beijing [Member]
Related Party Transactions and Balances (Details) - Schedule of related party balances [Line Items]
Due from related parties, Total			200
Due to related parties, Total	918	133
Xuedong Du [Member]
Related Party Transactions and Balances (Details) - Schedule of related party balances [Line Items]
Due from related parties, Total			116
Due to related parties, Total	534	77
Annadi [Member]
Related Party Transactions and Balances (Details) - Schedule of related party balances [Line Items]
Due from related parties, Total	2,192	317
Due to related parties, Total			925
CRS [Member]
Related Party Transactions and Balances (Details) - Schedule of related party balances [Line Items]
Due to related parties, Total	681	100
Zhijun [Member]
Related Party Transactions and Balances (Details) - Schedule of related party balances [Line Items]
Due to related parties, Total	55	8	55
Jiaxing Zhijun [Member]
Related Party Transactions and Balances (Details) - Schedule of related party balances [Line Items]
Due to related parties, Total	927	134	856
Jiangsu AnPac [Member]
Related Party Transactions and Balances (Details) - Schedule of related party balances [Line Items]
Due to related parties, Total	1		3
Weidong Dai [Member]
Related Party Transactions and Balances (Details) - Schedule of related party balances [Line Items]
Due to related parties, Total			10
Rouou Ying [Member]
Related Party Transactions and Balances (Details) - Schedule of related party balances [Line Items]
Due from related parties, Total	5	1
Shanghai Muqing Industrial [Member]
Related Party Transactions and Balances (Details) - Schedule of related party balances [Line Items]
Due to related parties, Total	117	17	131
Advanced Life [Member]
Related Party Transactions and Balances (Details) - Schedule of related party balances [Line Items]
Due to related parties, Total			¥ 491
Jinqiu Tang [Member]
Related Party Transactions and Balances (Details) - Schedule of related party balances [Line Items]
Due to related parties, Total	100	14
He Yu [Member]
Related Party Transactions and Balances (Details) - Schedule of related party balances [Line Items]
Due to related parties, Total	¥ 156	$ 23